Leases (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Lease [Abstract]
Depreciation expense of right-of-use assets	$ 603	$ 642
Interest expense	243	272
Expenses relating to short term leases	95	39
Variable lease payments	453	516
Total amount recognized in consolidated statement of operations and comprehensive loss	$ 1,394	$ 1,469